Condensed Financial Information of the Parent Company - Schedule of Except for Those Separately Disclosed in the Consolidated Financial Statements (Parentheticals) (Details) - Parent Company [Member] - $ / shares
	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Information of the Parent Company [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0016	$ 0.0016
Common stock, shares authorized (in Shares)	450,000,000	450,000,000
Common stock, shares issued (in Shares)	2,376,131	2,170,475
Common stock, shares outstanding (in Shares)	2,376,131	2,170,475
Preferred shares, par value (in Dollars per share)	$ 0.0016	$ 0.0016
Preferred shares, shares authorized (in Shares)	50,000,000	50,000,000
Preferred shares, shares issued (in Shares)	46,875	46,875
Preferred shares, shares outstanding (in Shares)	46,875	46,875